CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net earnings	$ 7,700,000	$ 67,500,000	$ 73,300,000
Adjustments to reconcile net earnings to cash provided by operating activities:
Depreciation and amortization	43,300,000	38,500,000	34,200,000
Amortization of debt issuance costs and loss on extinguishment of debt	1,100,000	1,400,000	2,500,000
Deferred income tax expense (benefit)	4,300,000	(1,300,000)	4,800,000
Pension settlement charges	4,800,000	21,000,000.0	5,700,000
Loss on fair value remeasurement of contingent consideration	12,500,000	(800,000)	(300,000)
Inventory obsolescence	3,700,000	2,000,000.0	1,700,000
Unrealized foreign currency losses	300,000	2,000,000.0	500,000
Stock-based compensation	12,900,000	10,800,000	9,200,000
Loss on fair value measurements	1,400,000	6,500,000	0
Other non-cash items	(1,500,000)	2,600,000	3,100,000
Changes in operating assets and liabilities, net of effects of acquisitions:
Customer receivables	23,200,000	13,000,000.0	(25,000,000.0)
Inventories	300,000	(20,900,000)	(16,200,000)
Prepaid and other current assets	(20,500,000)	6,200,000	(3,500,000)
Accounts payable	(30,500,000)	(1,400,000)	12,500,000
Other current liabilities	(2,300,000)	(8,900,000)	13,600,000
Other noncurrent assets and liabilities	0	0	(7,900,000)
Cash provided by operating activities	60,700,000	138,200,000	108,200,000
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(43,300,000)	(49,900,000)	(40,300,000)
Purchases of businesses, net of cash acquired	0	(30,900,000)	(308,000,000.0)
Proceeds from sales of property and equipment	12,300,000	100,000	0
Other, net	100,000	0	0
Cash used in investing activities	(30,900,000)	(80,700,000)	(348,300,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from revolving credit facility	414,500,000	417,500,000	490,500,000
Repayment of revolving credit facility	(492,000,000.0)	(413,500,000)	(383,000,000.0)
Proceeds from term loans	0	0	350,200,000
Repayment of term loans	(65,900,000)	(17,100,000)	(177,900,000)
Capitalized debt issuance costs	(300,000)	(1,500,000)	(4,600,000)
Payment of fees related to debt extinguishment	0	0	(1,000,000.0)
Payment of dividends	(16,900,000)	(32,800,000)	(30,000,000.0)
Proceeds from the issuance of preferred stock, net	161,800,000	0	0
Payments of withholding taxes related to net share settlements of equity awards	(4,300,000)	(3,300,000)	(4,400,000)
Cash (used in) provided by financing activities	(3,100,000)	(50,700,000)	239,800,000
Effect of exchange rate changes on cash and cash equivalents	2,100,000	100,000	(300,000)
Net increase (decrease) in cash and cash equivalents	28,800,000	6,900,000	(600,000)
Cash and cash equivalents at beginning of year	8,500,000	1,600,000	2,200,000
Cash and cash equivalents at end of year	37,300,000	8,500,000	1,600,000
Supplemental disclosure of cash flow information:
Cash paid for interest, net of amounts capitalized	16,300,000	20,300,000	18,300,000
Cash paid for income taxes, net of refunds received	$ 14,500,000	$ 12,500,000	$ 9,600,000